Consolidated Statements of Changes in Partners' Capital (Parenthetical) - shares		3 Months Ended			12 Months Ended
	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 07, 2021
Number of units converted					(208,334)
Common unit
Number of units in exchange of IDRs					673,080	673,080
Number of units converted					215,292
Partners Capital Account Sale of Units [Member]
Number of units in exchange of IDRs						673,080
Number of units converted	336,540	84,135	84,135	84,135	84,135